iShares
®
MSCI Global Quality Factor ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .3%
Aristocrat Leisure Ltd. ...................... 4,220 $ 151,626
ASX Ltd. .............................. 1,360 45,174
BHP Group Ltd. .......................... 33,587 1,495,238
Brambles Ltd. ........................... 10,522 125,314
Cochlear Ltd. ........................... 18 1,296
Computershare Ltd. ....................... 4,400 109,028
Fortescue Ltd. ........................... 12,148 195,107
Medibank Pvt Ltd. ........................ 22,274 76,713
Pro Medicus Ltd. ......................... 673 63,979
QBE Insurance Group Ltd. .................. 9,893 160,767
REA Group Ltd. .......................... 516 55,199
Rio Tinto Ltd. ........................... 2,604 348,271
Wesfarmers Ltd. ......................... 8,974 513,544
3,341,256
a
Belgium  —  0 .0%
Lotus Bakeries N.V. ....................... 3 38,447
a
Brazil  —  0 .2%
Ambev SA ............................. 34,156 110,501
BB Seguridade Participacoes SA .............. 8,096 56,813
Caixa Seguridade Participacoes SA ............ 6,186 21,717
CPFL Energia SA ......................... 1,585 13,633
Localiza Rent a Car SA ..................... 8,389 69,879
WEG SA .............................. 14,922 130,450
402,993
a
Canada  —  0 .4%
Celestica, Inc.
(a)
.......................... 1,038 401,309
CGI, Inc. .............................. 1,439 100,494
Kinross Gold Corp. ........................ 8,754 265,925
Lundin Gold, Inc. ......................... 860 57,421
Toromont Industries Ltd. .................... 570 94,014
919,163
a
China  —  1 .1%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 900 2,556
Anhui Gujing Distillery Co. Ltd. , Class A .......... 200 2,750
Anker Innovations Technology Co. Ltd. , Class A .... 300 5,575
ANTA Sports Products Ltd. .................. 8,600 83,135
Beijing Kingsoft Office Software, Inc. , Class A ...... 200 7,068
Bosideng International Holdings Ltd. ............ 42,000 22,792
China Life Insurance Co. Ltd. , Class H .......... 49,000 180,766
China Resources Beer Holdings Co. Ltd. ......... 10,500 32,446
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 5,000 26,534
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 630 2,277
Chow Tai Fook Jewellery Group Ltd. ............ 14,800 20,743
CMOC Group Ltd. , Class A .................. 8,300 22,772
CMOC Group Ltd. , Class H .................. 24,000 56,014
Eastroc Beverage Group Co. Ltd. , Class A ........ 390 8,211
Eoptolink Technology, Inc. Ltd. , Class A .......... 500 51,897
Focus Media Information Technology Co. Ltd. , Class A 8,300 6,846
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 2,200 11,684
Foxconn Industrial Internet Co. Ltd. , Class A ....... 4,100 44,318
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 600 4,672
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 4,400 31,240
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 3,200 12,274
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 1,200 6,947
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 10,000 40,047
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 420 14,143
Security Shares Value
a
China (continued)
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 200 $ 3,007
Imeik Technology Development Co. Ltd. , Class A ... 200 3,097
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 300 4,839
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 471 2,109
Kingnet Network Co. Ltd. , Class A ............. 83 197
Kuaishou Technology , Class B
(b)
............... 17,600 102,584
Kweichow Moutai Co. Ltd. , Class A ............. 700 137,121
Laopu Gold Co. Ltd. , Class H
(c)
................ 200 12,828
Lenovo Group Ltd. ........................ 52,000 159,357
Luzhou Laojiao Co. Ltd. , Class A .............. 800 10,766
Midea Group Co. Ltd. , Class A ................ 1,376 16,444
Midea Group Co. Ltd. , Class H ................ 2,800 30,625
NARI Technology Co. Ltd. , Class A ............. 700 2,576
NetEase, Inc. ........................... 12,500 306,481
Ningbo Deye Technology Corp. , Class A ......... 476 8,143
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 17,200 93,872
PDD Holdings, Inc. , ADR
(a)
.................. 4,005 338,182
Pop Mart International Group Ltd.
(b) (c)
............ 5,200 114,609
Shaanxi Coal Industry Co. Ltd. , Class A .......... 4,100 15,594
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 200 2,653
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 280 6,749
Shanjin International Gold Co. Ltd. , Class A ....... 1,100 3,678
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 700 13,277
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 800 17,955
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 900 6,218
Sungrow Power Supply Co. Ltd. , Class A ......... 800 21,057
Suzhou TFC Optical Communication Co. Ltd. , Class A 460 30,808
Tingyi Cayman Islands Holding Corp. ........... 14,000 21,344
Tsingtao Brewery Co. Ltd. , Class H ............. 6,000 38,113
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 300 16,310
Vipshop Holdings Ltd. , ADR .................. 2,465 35,052
Want Want China Holdings Ltd. ............... 72,000 38,219
Wuliangye Yibin Co. Ltd. , Class A .............. 1,900 23,839
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 900 17,555
WuXi AppTec Co. Ltd. , Class A ................ 1,000 15,014
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 2,900 48,287
Yadea Group Holdings Ltd.
(b)
................. 8,000 11,505
Yealink Network Technology Corp. Ltd. , Class A .... 1,600 8,546
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 400 7,592
Zhejiang NHU Co. Ltd. , Class A ............... 500 2,169
Zhongji Innolight Co. Ltd. , Class A ............. 500 85,234
Zijin Mining Group Co. Ltd. , Class A ............ 8,300 37,540
Zijin Mining Group Co. Ltd. , Class H ............ 42,000 176,073
2,744,925
a
Denmark  —  0 .5%
Coloplast A.S. , Class B ..................... 900 55,250
Novo Nordisk A.S. , Class B .................. 24,896 1,137,626
Pandora A.S. ........................... 628 58,774
1,251,650
a
Egypt  —  0 .0%
Commercial International Bank - Egypt (CIB) ...... 21,984 56,150
Eastern Co. SAE ......................... 9,418 6,854
63,004
a
Finland  —  0 .3%
Elisa OYJ .............................. 1,211 58,082
Kone OYJ , Class B ....................... 2,963 177,100
Metso OYJ ............................. 4,507 85,972
Orion OYJ , Class B ....................... 1,116 93,216

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Finland (continued)
Sampo OYJ , Class A ...................... 16,977 $ 179,185
Wartsila OYJ Abp ......................... 3,478 141,150
734,705
a
France  —  0 .5%
Bureau Veritas SA ........................ 2,763 83,573
Hermes International SCA ................... 196 366,271
L'Oreal SA ............................. 1,575 694,965
Thales SA .............................. 620 173,949
1,318,758
a
Germany  —  0 .5%
GEA Group AG .......................... 1,110 71,554
Hannover Rueck SE ....................... 397 107,206
MTU Aero Engines AG ..................... 416 151,772
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 820 430,640
Nemetschek SE .......................... 436 31,396
Rational AG ............................ 44 33,666
Rheinmetall AG .......................... 328 493,825
1,320,059
a
Greece  —  0 .0%
Allwyn AG .............................. 1,723 25,339
Hellenic Telecommunications Organization SA ..... 1,282 27,200
JUMBO SA ............................. 904 24,547
77,086
a
Hong Kong  —  0 .3%
Futu Holdings Ltd. , ADR .................... 440 45,791
Hong Kong Exchanges & Clearing Ltd. .......... 8,900 454,434
SITC International Holdings Co. Ltd. ............ 13,000 57,522
Techtronic Industries Co. Ltd. ................. 9,000 133,610
Zijin Gold International Co. Ltd. ............... 1,500 24,904
716,261
a
Hungary  —  0 .0%
Richter Gedeon Nyrt ....................... 1,100 46,547
a
India  —  1 .2%
ABB India Ltd. ........................... 325 24,830
Alkem Laboratories Ltd. .................... 347 20,082
APL Apollo Tubes Ltd. ..................... 1,334 25,709
Asian Paints Ltd. ......................... 3,096 87,103
Astral Ltd. .............................. 855 14,190
Bajaj Auto Ltd. ........................... 545 59,978
Bharat Electronics Ltd. ..................... 28,279 122,181
Bosch Ltd. ............................. 48 18,499
Britannia Industries Ltd. .................... 1,204 65,960
CG Power & Industrial Solutions Ltd. ............ 3,876 37,458
Cipla Ltd. .............................. 4,305 63,469
Coal India Ltd. ........................... 12,745 61,406
Colgate-Palmolive India Ltd. ................. 1,511 32,763
Coromandel International Ltd. ................ 857 15,814
Cummins India Ltd. ....................... 1,231 76,185
Dabur India Ltd. .......................... 3,962 18,492
Dixon Technologies India Ltd. ................ 334 40,493
Dr Reddy's Laboratories Ltd. ................. 4,045 55,745
Eicher Motors Ltd. ........................ 1,133 85,553
Havells India Ltd. ......................... 1,832 22,697
HCL Technologies Ltd. ..................... 8,168 102,047
HDFC Asset Management Co. Ltd.
(b)
............ 1,832 51,555
Hero MotoCorp Ltd. ....................... 1,010 52,100
Hindustan Aeronautics Ltd. .................. 1,263 57,199
Hindustan Unilever Ltd. ..................... 5,234 118,590
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 1,849 34,873
Security Shares Value
a
India (continued)
Indus Towers Ltd.
(a)
....................... 9,902 $ 46,088
Infosys Ltd. ............................. 30,071 368,186
ITC Ltd. ............................... 27,945 84,317
LTM Ltd.
(b)
............................. 598 25,633
Malco Energy Ltd.
(a)
....................... 9,764 12,439
Marico Ltd. ............................. 5,176 44,748
Maruti Suzuki India Ltd. .................... 768 106,056
Mphasis Ltd. ............................ 789 18,894
Nestle India Ltd. ......................... 5,847 87,490
NMDC Ltd. ............................. 24,276 22,486
Oracle Financial Services Software Ltd. .......... 206 21,641
Page Industries Ltd. ....................... 62 24,916
Persistent Systems Ltd. .................... 903 49,439
Petronet LNG Ltd. ........................ 5,924 16,899
PI Industries Ltd. ......................... 560 16,358
Pidilite Industries Ltd. ...................... 2,370 37,024
Polycab India Ltd. ........................ 436 43,490
SBI Life Insurance Co. Ltd.
(b)
................. 3,262 62,838
Siemens Ltd.
(a)
.......................... 677 27,381
Solar Industries India Ltd. ................... 229 43,979
Sun Pharmaceutical Industries Ltd. ............. 7,249 137,193
Supreme Industries Ltd. .................... 477 17,814
Talwandi Sabo Power Ltd.
(a)
.................. 9,764 12,439
Tata Consultancy Services Ltd. ............... 8,468 201,445
Torrent Pharmaceuticals Ltd. ................. 965 44,804
Trent Ltd. .............................. 1,386 61,578
United Spirits Ltd. ........................ 2,108 28,169
Vedanta Aluminium Metal Ltd.
(a)
............... 9,764 12,439
Vedanta Iron and Steel Ltd.
(a)
................. 9,764 12,439
Vedanta Ltd. ............................ 10,004 37,131
Wipro Ltd. .............................. 18,767 40,525
Zydus Lifesciences Ltd. .................... 1,766 20,014
3,151,263
a
Indonesia  —  0 .0%
Bank Central Asia Tbk PT ................... 374,400 119,637
a
Israel  —  0 .2%
Check Point Software Technologies Ltd.
(a)
........ 847 114,387
Nova Ltd.
(a)
............................. 231 120,175
Phoenix Financial Ltd. ..................... 1,639 108,251
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 7,821 276,238
619,051
a
Italy  —  0 .2%
Ferrari N.V. ............................. 1,067 366,633
FinecoBank Banca Fineco SpA ............... 4,571 111,529
Moncler SpA ............................ 1,733 112,338
590,500
a
Japan  —  2 .6%
Advantest Corp. .......................... 6,800 1,111,769
Asics Corp. ............................. 5,000 151,890
Astellas Pharma, Inc. ...................... 11,400 162,380
Capcom Co. Ltd. ......................... 2,700 51,130
Chugai Pharmaceutical Co. Ltd. ............... 5,100 252,228
Daifuku Co. Ltd. .......................... 2,200 100,569
Daiichi Sankyo Co. Ltd. ..................... 11,200 188,502
Daito Trust Construction Co. Ltd. .............. 2,100 41,714
Disco Corp. ............................. 700 285,624
Fast Retailing Co. Ltd. ..................... 1,200 621,884
Fujikura Ltd. ............................ 10,400 309,925
Hoya Corp. ............................. 2,700 458,533
Japan Exchange Group, Inc. ................. 8,300 101,395
Lasertec Corp. .......................... 700 176,991

iShares
®
MSCI Global Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
MS&AD Insurance Group Holdings, Inc. ......... 8,000 $ 214,087
Nomura Research Institute Ltd. ............... 2,700 86,492
Obic Co. Ltd. ............................ 2,100 52,912
Otsuka Corp. ........................... 1,600 29,081
Recruit Holdings Co. Ltd. ................... 10,600 708,829
Sanrio Co. Ltd. .......................... 6,500 34,944
SCREEN Holdings Co. Ltd. .................. 1,000 69,757
Tokio Marine Holdings, Inc. .................. 12,600 559,520
Tokyo Electron Ltd. ....................... 3,300 1,106,736
6,876,892
a
Mexico  —  0 .2%
Gruma SAB de CV , Class B .................. 1,198 20,092
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 2,716 34,155
Grupo Aeroportuario del Pacifico SAB de CV , Class B 3,009 70,868
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,670 49,509
Grupo Mexico SAB de CV , Series B ............ 20,295 251,964
Wal-Mart de Mexico SAB de CV ............... 41,500 125,431
552,019
a
Netherlands  —  2 .8%
Adyen N.V.
(a) (b)
........................... 199 217,978
ASM International N.V. ..................... 333 347,457
ASML Holding N.V. ....................... 3,906 6,315,740
BE Semiconductor Industries N.V. ............. 519 171,844
CVC Capital Partners PLC
(b)
................. 2,950 47,154
Universal Music Group N.V. .................. 8,240 184,954
7,285,127
a
New Zealand  —  0 .0%
Fisher & Paykel Healthcare Corp. Ltd. ........... 4,422 98,748
a
Norway  —  0 .1%
Gjensidige Forsikring ASA ................... 1,711 47,199
Kongsberg Gruppen ASA ................... 2,767 99,381
146,580
a
Peru  —  0 .1%
Southern Copper Corp. ..................... 807 154,379
a
Philippines  —  0 .0%
Manila Electric Co. ........................ 2,190 20,283
a
Poland  —  0 .0%
Budimex SA ............................ 137 26,385
Dino Polska SA
(a) (b)
........................ 4,220 35,838
mBank SA
(a)
............................ 110 38,999
101,222
a
Saudi Arabia  —  0 .3%
Arabian Internet & Communications Services Co. ... 271 15,426
Bupa Arabia for Cooperative Insurance Co. ....... 670 31,024
Co. for Cooperative Insurance (The) ............ 588 21,623
Dr Sulaiman Al Habib Medical Services Group Co. .. 610 35,404
Elm Co. ............................... 271 49,541
Jarir Marketing Co. ........................ 5,739 23,915
Mouwasat Medical Services Co. ............... 765 13,579
SABIC Agri-Nutrients Co. ................... 1,585 57,857
SAL Saudi Logistics Services ................. 351 15,966
Saudi Arabian Oil Co.
(b)
..................... 44,216 322,215
Saudi Telecom Co. ........................ 13,600 159,608
746,158
a
Security Shares Value
a
Singapore  —  0 .1%
Singapore Exchange Ltd. ................... 7,200 $ 123,434
Yangzijiang Shipbuilding Holdings Ltd. ........... 24,900 71,038
194,472
a
South Africa  —  0 .5%
Anglogold Ashanti PLC ..................... 5,143 492,038
Capitec Bank Holdings Ltd. .................. 760 209,505
Clicks Group Ltd. ......................... 2,537 36,696
Gold Fields Ltd. .......................... 7,996 315,341
Harmony Gold Mining Co. Ltd. ................ 5,101 93,315
OUTsurance Group Ltd. .................... 8,172 35,707
Sanlam Ltd. ............................ 13,719 72,559
1,255,161
a
South Korea  —  0 .2%
APR Corp. ............................. 227 59,574
Hanmi Semiconductor Co. Ltd. ................ 418 78,516
HD Hyundai Electric Co. Ltd. ................. 168 117,656
LIG Defense&Aerospace Co. Ltd. .............. 102 54,215
Samsung Fire & Marine Insurance Co. Ltd. ....... 209 78,872
Samyang Foods Co. Ltd. .................... 29 23,195
412,028
a
Spain  —  0 .2%
Indra Sistemas SA ........................ 518 34,445
Industria de Diseno Textil SA ................. 9,127 562,490
596,935
a
Sweden  —  0 .4%
AddTech AB , Class B ...................... 1,998 71,213
Alfa Laval AB ........................... 2,203 123,575
Atlas Copco AB , Class A .................... 18,727 358,085
Atlas Copco AB , Class B .................... 11,027 186,660
Epiroc AB , Class A ........................ 4,134 122,298
Epiroc AB , Class B ........................ 2,988 76,287
Evolution AB
(a) (b)
.......................... 978 73,409
Lifco AB , Class B ......................... 1,647 52,899
Swedish Orphan Biovitrum AB
(a)
............... 1,110 53,107
1,117,533
a
Switzerland  —  4 .0%
ABB Ltd. , Registered ...................... 12,732 1,361,399
Belimo Holding AG , Registered ............... 94 99,219
EMS-Chemie Holding AG , Registered ........... 54 49,271
Geberit AG , Registered ..................... 291 190,661
Givaudan SA , Registered ................... 60 222,605
Kuehne + Nagel International AG , Registered ...... 367 84,591
Logitech International SA , Registered ........... 1,238 150,448
Nestle SA , Registered ..................... 17,057 1,730,671
Novartis AG , Registered .................... 14,870 2,236,597
Partners Group Holding AG .................. 191 201,518
Roche Holding AG , Bearer .................. 295 126,875
Roche Holding AG , NVS .................... 6,552 2,756,755
Schindler Holding AG , Participation Certificates , NVS 332 111,766
Schindler Holding AG , Registered .............. 189 61,860
Sonova Holding AG , Registered ............... 377 99,517
Straumann Holding AG , Registered ............. 791 95,589
VAT Group AG
(b)
......................... 206 160,842
Zurich Insurance Group AG .................. 1,044 741,384
10,481,568
a
Taiwan  —  7 .2%
Accton Technology Corp. ................... 5,000 382,572
Advantech Co. Ltd. ....................... 3,000 47,158
Airtac International Group ................... 1,000 44,407
Asia Vital Components Co. Ltd. ............... 3,000 252,979

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Quality Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Taiwan (continued)
ASPEED Technology, Inc. ................... 309 $ 183,899
Chroma ATE, Inc. ......................... 3,000 238,715
Delta Electronics, Inc. ...................... 15,000 1,150,894
Elite Material Co. Ltd. ...................... 2,000 323,245
Fortune Electric Co. Ltd. .................... 1,100 30,497
Gold Circuit Electronics Ltd. .................. 2,000 83,494
Hon Precision, Inc. ........................ 1,000 262,063
International Games System Co. Ltd. ........... 3,000 72,130
Lite-On Technology Corp. ................... 13,000 96,024
MediaTek, Inc. ........................... 11,000 1,495,467
MPI Corp. .............................. 1,000 187,338
Novatek Microelectronics Corp. ............... 5,000 76,105
Quanta Computer, Inc. ..................... 19,000 203,921
Realtek Semiconductor Corp. ................ 4,000 73,728
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 182,000 13,483,520
Wiwynn Corp. ........................... 1,000 170,929
18,859,085
a
Thailand  —  0 .1%
Advanced Info Service PCL , NVDR ............. 7,700 83,402
Bumrungrad Hospital PCL , NVDR ............. 4,300 23,716
Delta Electronics Thailand PCL , NVDR .......... 24,100 259,901
367,019
a
United Arab Emirates  —  0 .1%
Abu Dhabi Islamic Bank PJSC ................ 11,405 63,905
Abu Dhabi National Oil Co. for Distribution PJSC ... 25,128 26,934
ADNOC Drilling Co. PJSC ................... 25,681 41,691
Adnoc Gas PLC .......................... 47,000 44,083
Air Arabia PJSC .......................... 14,650 19,652
Emaar Development PJSC .................. 6,955 27,571
Emaar Properties PJSC .................... 41,161 133,245
357,081
a
United Kingdom  —  3 .4%
3i Group PLC ........................... 6,912 209,916
Admiral Group PLC ....................... 2,192 96,993
AstraZeneca PLC ........................ 12,592 2,337,887
Coca-Cola HBC AG , Class DI
(a)
............... 1,332 76,410
Compass Group PLC ...................... 11,925 382,438
Experian PLC ........................... 6,873 237,350
Fresnillo PLC ........................... 1,278 56,154
GSK PLC .............................. 40,470 1,023,349
Halma PLC ............................. 2,531 159,093
Imperial Brands PLC ...................... 5,925 214,850
Intertek Group PLC ....................... 1,184 84,151
Next PLC .............................. 974 172,751
Reckitt Benckiser Group PLC ................. 4,882 300,445
RELX PLC ............................. 12,075 394,056
Rio Tinto PLC ........................... 6,961 739,337
Rolls-Royce Holdings PLC .................. 57,147 1,028,178
Sage Group PLC (The) ..................... 9,660 109,277
Smiths Group PLC ........................ 2,457 81,117
Unilever PLC ........................... 18,246 1,028,190
Wise Group PLC , Class A
(a)
.................. 5,513 69,065
8,801,007
a
United States  —  71 .2%
3M Co. ................................ 3,720 569,644
Accenture PLC , Class A .................... 3,024 565,700
Adobe, Inc.
(a)
............................ 2,517 652,432
Agilent Technologies, Inc. ................... 2,040 276,481
Allegion PLC ............................ 712 92,610
Alphabet, Inc. , Class A ..................... 18,295 6,958,320
Alphabet, Inc. , Class C , NVS ................. 14,525 5,467,646
Security Shares Value
a
United States (continued)
American Express Co. ..................... 3,566 $ 1,128,532
Ameriprise Financial, Inc. ................... 846 377,071
Amphenol Corp. , Class A ................... 9,018 1,341,518
Aon PLC , Class A ........................ 1,373 433,950
Apple, Inc. ............................. 42,510 13,265,671
Applied Materials, Inc. ..................... 7,368 3,316,042
AppLovin Corp. , Class A
(a)
................... 1,637 1,003,628
Arista Networks, Inc.
(a)
..................... 8,937 1,425,183
Autodesk, Inc.
(a)
.......................... 2,081 481,356
Automatic Data Processing, Inc. ............... 3,508 778,215
Avery Dennison Corp. ...................... 614 97,669
Best Buy Co., Inc. ........................ 1,895 147,715
Blackstone, Inc. .......................... 4,903 573,504
Bristol-Myers Squibb Co. .................... 13,826 790,571
Broadcom, Inc. .......................... 30,853 13,784,195
Broadridge Financial Solutions, Inc. ............ 956 146,956
Cadence Design Systems, Inc.
(a)
.............. 2,158 809,099
Carlisle Companies, Inc. .................... 380 131,028
Caterpillar, Inc. .......................... 3,499 3,064,669
Cboe Global Markets, Inc. ................... 759 253,172
CDW Corp. ............................. 1,051 131,848
CF Industries Holdings, Inc. .................. 1,029 115,608
CH Robinson Worldwide, Inc. ................ 946 169,003
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 10,683 340,360
Church & Dwight Co., Inc. ................... 1,847 176,629
Cintas Corp. ............................ 3,176 543,922
Cisco Systems, Inc. ....................... 27,795 3,347,074
Coca-Cola Co. (The) ...................... 33,454 2,643,201
Coeur Mining, Inc. ........................ 7,462 144,166
Cognizant Technology Solutions Corp. , Class A ..... 3,558 198,376
Comfort Systems USA, Inc. .................. 344 628,904
Copart, Inc.
(a)
........................... 249 8,160
Costco Wholesale Corp. .................... 3,469 3,317,474
Cummins, Inc. ........................... 1,109 717,113
Curtiss-Wright Corp. ....................... 244 182,417
Deckers Outdoor Corp.
(a)
.................... 1,592 181,249
Dexcom, Inc.
(a)
.......................... 3,171 233,830
Eaton Corp. PLC ......................... 2,687 1,076,412
Edwards Lifesciences Corp.
(a)
................ 4,255 367,930
Eli Lilly & Co. ........................... 6,603 7,296,315
EMCOR Group, Inc. ....................... 375 310,057
Erie Indemnity Co. , Class A , NVS .............. 228 48,580
Expeditors International of Washington, Inc. ....... 1,336 211,075
F5, Inc.
(a)
.............................. 453 173,703
Fabrinet
(a)
.............................. 247 161,578
Fastenal Co. ............................ 11,021 487,128
Ferguson Enterprises, Inc. ................... 1,638 370,139
Fortinet, Inc.
(a)
........................... 5,883 811,677
Garmin Ltd. ............................. 1,287 301,055
General Electric Co. ....................... 6,878 2,226,821
Gilead Sciences, Inc. ...................... 11,219 1,508,170
Graco, Inc. ............................. 1,301 98,160
Hartford Insurance Group, Inc. (The) ............ 1,846 234,682
Hershey Co. (The) ........................ 1,185 229,926
Honeywell International, Inc. ................. 4,699 1,117,704
Howmet Aerospace, Inc. .................... 3,177 820,460
Hubbell, Inc. , Class B ...................... 415 196,548
IDEXX Laboratories, Inc.
(a)
................... 769 433,355
Illinois Tool Works, Inc. ..................... 1,923 475,519
Intuit, Inc. .............................. 1,071 355,069
Intuitive Surgical, Inc.
(a)
..................... 2,334 991,110
Jabil, Inc. .............................. 861 313,886
Johnson & Johnson ....................... 18,547 4,179,195
KLA Corp. .............................. 1,131 2,173,454

iShares
®
MSCI Global Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Lam Research Corp. ...................... 12,181 $ 3,875,751
Leidos Holdings, Inc. ...................... 921 117,704
Lennox International, Inc. ................... 287 144,120
Linde PLC ............................. 3,022 1,504,019
Lockheed Martin Corp. ..................... 1,454 771,274
Lululemon Athletica, Inc.
(a)
................... 839 110,060
Marsh & McLennan Companies, Inc. ............ 3,488 557,975
Mastercard, Inc. , Class A .................... 6,046 2,986,603
McCormick & Co., Inc. , NVS ................. 1,764 83,561
Merck & Co., Inc. ......................... 22,279 2,644,963
Meta Platforms, Inc. , Class A ................. 18,594 11,760,891
Microsoft Corp. .......................... 30,384 13,680,092
Monster Beverage Corp.
(a)
................... 5,385 474,311
Moody's Corp. ........................... 1,370 620,952
Netflix, Inc.
(a)
............................ 39,831 3,426,263
Northrop Grumman Corp. ................... 892 502,803
NVIDIA Corp. ........................... 57,490 12,138,439
NVR, Inc.
(a)
............................. 25 152,620
Old Dominion Freight Line, Inc. ............... 1,633 367,670
Omnicom Group, Inc. ...................... 1,809 131,532
Palantir Technologies, Inc. , Class A
(a)
........... 14,731 2,305,991
Parker-Hannifin Corp. ...................... 864 729,760
Paychex, Inc. ........................... 3,174 307,814
PayPal Holdings, Inc. ...................... 6,914 309,402
Pentair PLC ............................ 1,174 83,166
PepsiCo, Inc. ........................... 9,961 1,436,277
Procter & Gamble Co. (The) ................. 18,087 2,596,570
Progressive Corp. (The) .................... 4,550 866,320
PTC, Inc.
(a)
............................. 781 108,348
Public Storage ........................... 986 299,438
PulteGroup, Inc. ......................... 1,316 155,525
QUALCOMM, Inc. ........................ 6,606 1,658,238
ResMed, Inc. ........................... 1,203 229,256
Rockwell Automation, Inc. ................... 812 366,261
Rollins, Inc. ............................. 2,701 128,568
Ross Stores, Inc. ......................... 2,580 597,863
Royal Caribbean Cruises Ltd. ................ 1,791 509,772
SharkNinja, Inc.
(a)
......................... 576 70,209
Sherwin-Williams Co. (The) .................. 1,770 537,797
Snap-on, Inc. ........................... 416 154,423
T Rowe Price Group, Inc. ................... 1,544 161,394
Teradyne, Inc. ........................... 1,180 441,686
Texas Instruments, Inc. ..................... 6,868 2,099,410
Texas Pacific Land Corp. .................... 516 202,788
TJX Companies, Inc. (The) .................. 9,791 1,515,157
Tractor Supply Co. ........................ 52 1,640
Trane Technologies PLC .................... 1,852 835,808
Ulta Beauty, Inc.
(a)
........................ 422 214,735
Union Pacific Corp. ....................... 4,642 1,219,175
United Parcel Service, Inc. , Class B ............ 5,601 597,571
United Therapeutics Corp.
(a)
.................. 333 185,421
Veeva Systems, Inc. , Class A
(a)
............... 1,083 188,810
Veralto Corp. ............................ 2,015 165,693
Vertex Pharmaceuticals, Inc.
(a)
................ 2,120 948,785
Visa, Inc. , Class A ........................ 16,042 5,235,467
Walmart, Inc. ............................ 30,267 3,503,405
Waters Corp.
(a)
.......................... 764 293,047
Watsco, Inc. ............................ 291 106,826
West Pharmaceutical Services, Inc. ............ 511 164,956
Williams-Sonoma, Inc. ..................... 1,288 262,198
WW Grainger, Inc. ........................ 410 506,038
Security Shares Value
a
United States (continued)
Zoetis, Inc. , Class A ....................... 51 $ 3,962
186,338,192
a
Total Common Stocks — 100.2%
(Cost: $ 210,728,181 ) ................................ 262,216,794
a
Preferred Stocks
Brazil  —  0 .0%
Itausa SA , Preference Shares , NVS
(a)
........... 43,589 111,639
a
Total Preferred Stocks — 0.0%
(Cost: $ 86,152 ) .................................... 111,639
a
Total Long-Term Investments — 100.2%
(Cost: $ 210,814,333 ) ................................ 262,328,433
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 130,377 130,416
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 443,414 443,414
a
Total Short-Term Securities — 0.2%
(Cost: $ 573,831 ) ................................... 573,830
Total Investments —  100.4%
(Cost: $ 211,388,164 ) ................................ 262,902,263
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (1,119,840)
Net Assets — 100.0% ................................. $ 261,782,423
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Global Quality Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,382,706  $ —  $ (1,252,233)
(a)
$ (56) $ (1) $ 130,416  130,377  $ 2,022
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 210,000  233,414
(a)
—  —  —  443,414  443,414  6,406  —
$ —  $ (56) $ (1)
$ 573,830
$ 8,428  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index .............................................................. 16 06/18/26 $ 608 $ 8,641
Micro Euro STOXX 50 Index .............................................................. 24 06/19/26 170 1,136
$ 9,777

iShares
®
MSCI Global Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 190,585,141  $ 71,631,653  $ —  $ 262,216,794
Preferred Stocks ......................................... 111,639  —  —  111,639
Short-Term Securities
Money Market Funds ...................................... 573,830  —  —  573,830
$ 191,270,610  $ 71,631,653  $ —  $ 262,902,263
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,777  $ —  $ —  $ 9,777
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)